Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Stock options exercises (in shares)			12,458
Cash dividend declared (in dollars per share)	$ 1.44	$ 1.44	$ 1.41
Purchase of treasury stock (in shares)	14,973	0	208,014